Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Advertising (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Advertising

Advertising

Costs for advertising are expensed when incurred. Advertising costs totaled $175,432 and $110,498 for the years ended December 31, 2015 and December 31, 2014, respectively. The Company also incurs marketing expenses for product promotion and investor relations which are combined with advertising to form the advertising and marketing line item in our statement of operations. Excluding advertising, these other promotional costs totaled $259,958 and $856,666 for the years ended December 31, 2015 and December 31, 2014, respectively.